Income tax (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 29, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax
Current income tax		$ (19,084)	$ 490	$ (48,425)
Deferred income tax	$ 70,544	(50,027)	13,805	31,346
Income tax		$ (69,111)	$ 14,295	$ (17,079)